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                                FIFTH THIRD FUNDS

                               INVESTMENT A SHARES
                              INSTITUTIONAL SHARES

                        Fifth Third Commercial Paper Fund
                   Fifth Third U.S. Treasury Obligations Fund
                    Fifth Third Government Cash Reserves Fund

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                         Supplement dated July 15, 1999
           to the Prospectus and Statement of Additional Information,
                           each dated November 2, 1998

Each of the following Funds shall be redesignated as follows:

          Old Designation                    New Designation
          ---------------                    ---------------

Fifth Third Commercial Paper              Fifth Third Prime Money Market
Fund                                      Fund
Fifth Third U.S. Treasury Obligations     Fifth Third U.S. Treasury Money Market
Fund                                      Fund
Fifth Third Government Cash Reserves      Fifth Third Government Money Market
Fund                                      Fund


     In connection with the change of the name of Fifth Third Commercial
     Paper Fund to Fifth Third Prime Money Market Fund, that Fund no longer is required to invest at least 65% of its total assets in commercial paper but may invest in any money market instruments (which may include commercial paper) maturing in 397 calendar days or less.


             INVESTORS SHOULD RETAIN THIS SUPPLEMENT
           WITH THEIR PROSPECTUS FOR FUTURE REFERENCE